Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of changes in equity [abstract]
Dividends declared and paid, per share	$ 0.53	$ 0.38	$ 0.28